SHAREHOLDER’S COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders Compensation
Schedule of deliberate and paid dividends

		12/31/2022
Profit for the year		1,554,060
Capital reserve	5%	(77,703)
Interest on equity prescribed (1)		789
Net income after destination		1,477,146
Interest on equity (approved CA on 12/29/2022) (2)		700,000
Additional dividends proposed to the profit account (3)		777,146

In addition, the Administration proposes:
Complementary dividends with Statutory Reserve (4)		836,854